Partial Sale of a Subsidiary (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2015
Sale of ownership interest
Pre-tax non-operating gain on the partial sale of subsidiary			$ 68,162
Fluor S.A.
Sale of ownership interest
Ownership interest sold (as a percent)	50.00%
Cash purchase price	$ 46,000
Pre-tax non-operating gain on the partial sale of subsidiary		$ 68,000
Retained noncontrolling interest (as a percent)	50.00%
Fair value, measurements, nonrecurring | Level 3 | Retained noncontrolling interest | Fluor S.A.
Sale of ownership interest
Estimated fair value	$ 44,000	$ 44,000